OPERATING EXPENSES - Schedule of Ship Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis Of Expenses [Line Items]
Ship operating expenses	$ 238,850	$ 232,243	$ 176,533
Crew costs
Analysis Of Expenses [Line Items]
Ship operating expenses	125,005	125,602	99,809
Technical management expenses
Analysis Of Expenses [Line Items]
Ship operating expenses	95,937	88,433	62,207
Insurances
Analysis Of Expenses [Line Items]
Ship operating expenses	$ 17,908	$ 18,208	$ 14,517